Segmented Information (Tables)	3 Months Ended
Jan. 31, 2023
Segmented Information [Abstract]
Schedule of company’s non-current assets by geographical location
January 31, 2023	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$52,152	$52,152	$69,536	$173,840
Property and equipment	–	–	–	15,012	15,012
Restricted cash	20,000	–	–	–	20,000
ROU asset	–	–	–	24,340	24,340
	$20,000	$52,152	$52,152	$108,888	$233,192

October 31, 2022	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$53,339	$53,339	$71,119	$177,797
Property and equipment	–	–	–	17,610	17,610
Restricted cash	20,000	–	–	–	20,000
ROU asset	–	–	–	48,768	48,768
Deferred offering costs	–	270,487	–	–	270,768
	$20,000	$323,826	$53,339	$137,497	$534,662